Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	$ 5,812	$ 5,242
Secured borrowing liabilities	5,556	5,023
Net	256	219
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	2,912	2,924
Secured borrowing liabilities	2,750
Net	162	174
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	2,900	2,318
Secured borrowing liabilities	2,806
Net	94	45
Securitized mortgages [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	5,780	5,198
Securitized mortgages [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	2,880	2,880
Securitized mortgages [Member] | CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	2,900	2,318
Restricted cash and short-term securities [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	32	44
Restricted cash and short-term securities [member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised assets	$ 32	44
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities		2,750
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities		$ 2,273